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[SUTHERLAND ASBILL & BRENNAN LETTERHEAD]

December 27, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:    Post-Effective Amendment No. 28
       First MetLife Investors Insurance Company
       First MetLife Investors Variable Annuity Account One
       File Nos. 333-96775/811-08306
       (Class A)

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), we are hereby transmitting for filing under the Securities Act of 1933 (the "Securities Act") Post-Effective Amendment No. 28 (the "Amendment") to the Account's registration statement on Form N-4 (the "Registration Statement") for certain variable annuity contracts issued through the Account.

This Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act primarily for the purposes of adding new underlying funds and a new version of an optional rider. The Amendment reflects responses to comments received from the staff of the U.S. Securities and Exchange Commission (the "SEC staff") on December 16, 2011, and follow-up comments received on December 23, 2011, on Post-Effective Amendment No. 27 to the Registration Statement.

Pursuant to Rule 461 under the Securities Act, the Company and the Account's principal underwriter have submitted requests for acceleration of effectiveness of the Amendment to December 30, 2011. The Company very much appreciates any assistance the SEC staff can provide in meeting such requests.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0590.

Sincerely,


/s/ W. Thomas Conner
--------------------
W. Thomas Conner

Attachment
cc:  Michele H. Abate, Esq.
     Paula P. Minella, Esq.
     Patrice M. Pitts, Esq.